Revenue Recognition (Tables)	9 Months Ended
Sep. 30, 2018
Revenue Recognition [Abstract]
Schedule of Disaggregated by Revenue Source

As of September 30, 2018 and 2017 the sources of revenue were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017

Distributor- Plastic surgeons, net	$-	$-	$17,045	$-
Direct sales- Plastic surgeons, gross	21,306	-	24,087	-
Total sources of revenue	$21,306	$-	$41,132	$-